Templeton Global Smaller Companies Fund
Statement of Investments (unaudited), November 30, 2020
See Notes to Statement of Investments. Quarterly Statement of Investments

a a Industry Shares a Value
a
Common Stocks 91.3%
Bahamas 1.1%
OneSpaWorld Holdings Ltd. ........ Diversified Consumer Services 1,478,293 $ 13,068,110
Belgium 1.5%
Barco NV ...................... Electronic Equipment, Instruments &
Components 471,324 10,157,419
Fagron ........................ Health Care Providers & Services 310,815 7,202,472
17,359,891
Brazil 1.3%
a
Camil Alimentos SA ............... Food Products 4,891,600 10,167,161
a
M Dias Branco SA ................ Food Products 794,100 4,809,360
14,976,521
Canada 2.9%
Canaccord Genuity Group, Inc. ...... Capital Markets 1,492,300 10,272,310
a,b
Canada Goose Holdings, Inc. ....... Textiles, Apparel & Luxury Goods 209,400 6,963,608
Canadian Western Bank ........... Banks 382,670 8,892,382
Finning International, Inc. .......... Trading Companies & Distributors 103,700 2,115,919
North West Co., Inc. (The) .......... Food & Staples Retailing 198,400 5,132,812
33,377,031
China 0.9%
Haitian International Holdings Ltd. .... Machinery 3,678,000 9,964,431
Denmark 0.5%
a
Matas A/S ...................... Specialty Retail 482,581 6,248,054
a
Finland 1.8%
Huhtamaki OYJ .................. Containers & Packaging 411,460 20,606,284
France 1.2%
a,b
Solutions 30 SE ................. IT Services 662,771 13,394,147
a
Germany 4.3%
Gerresheimer AG ................ Life Sciences Tools & Services 116,571 13,600,995
Grand City Properties SA .......... Real Estate Management & Development 420,824 9,965,960
Jenoptik AG .................... Electronic Equipment, Instruments &
Components 368,495 10,959,541
b
Rational AG .................... Machinery 16,473 14,637,887
49,164,383
Hong Kong 3.1%
Johnson Electric Holdings Ltd. ...... Auto Components 5,036,250 11,864,643
Techtronic Industries Co. Ltd. ....... Machinery 1,403,290 17,914,567
VTech Holdings Ltd. .............. Communications Equipment 775,800 5,976,097
35,755,307
Indonesia 0.1%
a,c,d
Sakari Resources Ltd. ............. Oil, Gas & Consumable Fuels 1,342,000 615,410
a
Italy 5.0%
a
Brunello Cucinelli SpA ............. Textiles, Apparel & Luxury Goods 243,755 9,568,709
a
Freni Brembo SpA ................ Auto Components 436,393 5,649,562
Interpump Group SpA ............. Machinery 521,173 22,728,954
a,e
Technogym SpA , 144A, Reg S ...... Leisure Products 1,872,324 20,291,822
58,239,047
Japan 11.0%
Asics Corp. ..................... Textiles, Apparel & Luxury Goods 932,400 16,758,168

Templeton Global Smaller Companies Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
Japan (continued)
Bunka Shutter Co. Ltd. ............ Building Products 685,600 $ 5,974,665
en -japan, Inc. ................... Professional Services 201,800 6,255,533
Idec Corp. ...................... Electrical Equipment 529,700 9,335,068
IDOM, Inc. ..................... Specialty Retail 1,813,600 9,861,410
Kobayashi Pharmaceutical Co. Ltd. ... Personal Products 56,478 6,782,866
Matsumotokiyoshi Holdings Co. Ltd. .. Food & Staples Retailing 166,600 7,776,495
Meitec Corp. .................... Professional Services 165,300 7,609,711
Nihon Parkerizing Co. Ltd. .......... Chemicals 529,300 5,537,622
Rinnai Corp. .................... Household Durables 108,300 12,636,199
Seria Co. Ltd. ................... Multiline Retail 132,900 4,690,144
TechnoPro Holdings, Inc. .......... Professional Services 110,900 9,357,529
Tsumura & Co. .................. Pharmaceuticals 644,700 18,761,012
Zojirushi Corp. .................. Household Durables 308,800 5,588,215
126,924,637
Netherlands 2.3%
Aalberts NV .................... Machinery 148,409 6,401,559
a
Arcadis NV ..................... Construction & Engineering 431,206 13,169,273
e
Flow Traders, 144A, Reg S ......... Capital Markets 222,759 7,169,821
26,740,653
South Korea 1.3%
BNK Financial Group, Inc. .......... Banks 1,415,028 7,184,673
DGB Financial Group, Inc. .......... Banks 1,178,608 7,747,446
14,932,119
Sweden 4.4%
BillerudKorsnas AB ............... Containers & Packaging 315,734 5,073,824
Cloetta AB, B ................... Food Products 1,638,654 4,602,675
a,e
Dometic Group AB, 144A .......... Auto Components 1,649,518 20,764,264
a,e
Thule Group AB, 144A, Reg S ....... Leisure Products 602,179 20,276,930
50,717,693
Switzerland 6.1%
Bucher Industries AG ............. Machinery 42,624 17,974,987
a
Landis+Gyr Group AG ............. Electronic Equipment, Instruments &
Components 120,862 8,703,191
Logitech International SA .......... Technology Hardware, Storage & Peripherals 224,570 20,278,671
a
Siegfried Holding AG .............. Life Sciences Tools & Services 20,321 14,267,927
Tecan Group AG ................. Life Sciences Tools & Services 21,832 9,598,660
70,823,436
Taiwan 7.7%
Catcher Technology Co. Ltd. ........ Technology Hardware, Storage & Peripherals 1,089,000 7,170,706
Chicony Electronics Co. Ltd. ........ Technology Hardware, Storage & Peripherals 5,455,432 16,297,787
Giant Manufacturing Co. Ltd. ........ Leisure Products 1,590,311 15,697,239
King Yuan Electronics Co. Ltd. ...... Semiconductors & Semiconductor Equipment 11,061,000 13,691,582
Merida Industry Co. Ltd. ........... Leisure Products 1,652,000 14,420,954
Nien Made Enterprise Co. Ltd. ...... Household Durables 764,000 8,996,819
Tripod Technology Corp. ........... Electronic Equipment, Instruments &
Components 3,011,000 12,920,102
89,195,189
United Kingdom 3.5%
a
Greggs plc ..................... Hotels, Restaurants & Leisure 336,674 7,536,140
Janus Henderson Group plc ........ Capital Markets 355,733 10,149,062
Man Group plc .................. Capital Markets 6,323,155 9,893,204

Templeton Global Smaller Companies Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
United Kingdom (continued)
a
Oxford Instruments plc ............ Electronic Equipment, Instruments &
Components 497,260 $ 12,250,476
39,828,882
United States 31.3%
Alamo Group, Inc. ................ Machinery 163,210 22,150,861
a
BrightView Holdings, Inc. ........... Commercial Services & Supplies 579,900 7,909,836
Columbia Sportswear Co. .......... Textiles, Apparel & Luxury Goods 223,250 18,290,873
a
Crown Holdings, Inc. .............. Containers & Packaging 230,800 21,752,900
Deluxe Corp. .................... Commercial Services & Supplies 182,900 4,707,846
a
Ferro Corp. ..................... Chemicals 1,109,840 15,881,810
a
Freshpet , Inc. ................... Food Products 161,100 22,051,368
Hillenbrand, Inc. ................. Machinery 500,410 18,750,363
Huntington Bancshares, Inc. ........ Banks 1,466,399 17,714,100
a
Integer Holdings Corp. ............ Health Care Equipment & Supplies 36,201 2,609,730
a
Jones Lang LaSalle, Inc. ........... Real Estate Management & Development 86,500 11,443,085
a
Knowles Corp. .................. Electronic Equipment, Instruments &
Components 896,610 15,224,438
LCI Industries ................... Auto Components 85,380 10,739,096
Lear Corp. ..................... Auto Components 74,800 10,692,660
b
Levi Strauss & Co., A ............. Textiles, Apparel & Luxury Goods 868,100 15,964,359
a
LivaNova plc .................... Health Care Equipment & Supplies 153,400 8,107,190
a
Livent Corp. .................... Chemicals 539,600 8,185,732
MGP Ingredients, Inc. ............. Beverages 262,500 11,447,625
Patrick Industries, Inc. ............. Auto Components 140,635 8,865,630
a
PRA Health Sciences, Inc. .......... Life Sciences Tools & Services 147,700 16,571,940
Sealed Air Corp. ................. Containers & Packaging 260,500 11,738,130
a
Sonos , Inc. ..................... Household Durables 1,085,700 24,145,968
a
Texas Capital Bancshares, Inc. ...... Banks 153,070 8,556,613
a
TriMas Corp. .................... Machinery 646,250 17,274,263
TrustCo Bank Corp. .............. Thrifts & Mortgage Finance 1,229,300 7,461,851
United Insurance Holdings Corp. ..... Insurance 148,949 659,844
US Ecology, Inc. ................. Commercial Services & Supplies 152,500 5,168,225
Voya Financial, Inc. ............... Diversified Financial Services 175,800 10,131,354
Winnebago Industries, Inc. ......... Automobiles 147,910 7,828,876
362,026,566
Total Common Stocks (Cost $715,830,699) .....................................
1,053,957,791
Management Investment Companies 1.4%
United States 1.4%
iShares Russell 1000 ETF .......... Capital Markets 80,905 16,523,228
Total Management Investment Companies (Cost $16,438,514) ....................
16,523,228
Preferred Stocks 0.5%
Brazil 0.5%
a
Alpargatas SA, 0.14% ............. Textiles, Apparel & Luxury Goods 759,387 5,688,690
a
Total Preferred Stocks (Cost $2,101,134) .......................................
5,688,690
Warrants
a a a a a
Warrants 0.1%
Bahamas 0.1%
a
OneSpaWorld Holdings Ltd. , 3/19/24 .. Diversified Consumer Services 314,014 745,783
Total Warrants (Cost $–) ......................................................
745,783

Templeton Global Smaller Companies Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

See Abbreviations on page 8 .
a a Industry Units a Value
a a a a a a
Private Limited Partnership Funds 1.8%
United States 1.8%
AllianceBernstein Holding LP ....... Capital Markets 657,065 $ 20,940,662
Total Private Limited Partnership Funds (Cost $8,653,606) .......................
20,940,662
Total Long Term Investments (Cost $743,023,953) ...............................
1,097,856,154
Short Term Investments 7.4%
a a
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 5.1%
United States 5.1%
f
FHLB, 12/01/20 .................. 58,300,000 58,300,000
Total U.S. Government and Agency Securities (Cost $58,300,000) .................
58,300,000
Industry Shares
Investments from Cash Collateral Received for Loaned
Securities 2.3%
Money Market Funds 2.3%
g,h
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ............. 26,808,653 26,808,653
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$26,808,653) ................................................................
26,808,653
a a a a a
Total Short Term Investments (Cost $85,108,653 ) ................................
85,108,653
a a a
a
Total Investments (Cost $828,132,606) 102.5% ..................................
$1,182,964,807
Other Assets, less Liabilities (2.5)% ...........................................
(28,125,252)
Net Assets 100.0% ...........................................................
$1,154,839,555
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at November 30, 2020.
c
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
d
See Note 5 regarding restricted securities.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2020, the aggregate value of these securities was $68,502,837, representing 5.9% of net assets.
f
The security was issued on a discount basis with no stated coupon rate.
g
See Note 6 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Smaller Companies Fund

Notes to Statement of Investments (unaudited)
1. Organization
Templeton Global Smaller Companies Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's

Templeton Global Smaller Companies Fund
Notes to Statement of Investments (unaudited)

portfolio securities to the latest indications of fair value at 4 p.m Eastern time. At November 30, 2020, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy. See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European
Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
5. Restricted Securities
At November 30, 2020, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Templeton Global Smaller Companies Fund
1,342,000 Sakari Resources Ltd ......................... 1/18/12-2/23/12 $ 2,478,736 $ 615,410
2. Financial Instrument Valuation
(continued)

Templeton Global Smaller Companies Fund
Notes to Statement of Investments (unaudited)

6. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended November 30, 2020, the Fund held investments in affiliated management investment companies as follows:
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Smaller Companies Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $13,747,178 $48,513,976 $(35,452,501) $ — $ — $26,808,653 26,808,653 $—
Total Affiliated Securities .... $13,747,178 $48,513,976 $(35,452,501) $— $— $26,808,653 $—

Templeton Global Smaller Companies Fund
Notes to Statement of Investments (unaudited)

A summary of inputs used as of November 30, 2020, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
8. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Global Smaller Companies Fund
Assets:
Investments in Securities:
Common Stocks :
Bahamas ............................ $ 13,068,110 $ — $ — $ 13,068,110
Belgium ............................. — 17,359,891 — 17,359,891
Brazil ............................... 14,976,521 — — 14,976,521
Canada ............................. 33,377,031 — — 33,377,031
China ............................... — 9,964,431 — 9,964,431
Denmark ............................ 6,248,054 — — 6,248,054
Finland .............................. — 20,606,284 — 20,606,284
France .............................. — 13,394,147 — 13,394,147
Germany ............................ 14,637,887 34,526,496 — 49,164,383
Hong Kong ........................... — 35,755,307 — 35,755,307
Indonesia ............................ — — 615,410 615,410
Italy ................................ — 58,239,047 — 58,239,047
Japan ............................... — 126,924,637 — 126,924,637
Netherlands .......................... — 26,740,653 — 26,740,653
South Korea .......................... — 14,932,119 — 14,932,119
Sweden ............................. — 50,717,693 — 50,717,693
Switzerland ........................... 20,278,671 50,544,765 — 70,823,436
Taiwan .............................. — 89,195,189 — 89,195,189
United Kingdom ....................... 10,149,062 29,679,820 — 39,828,882
United States ......................... 362,026,566 — — 362,026,566
Management Investment Companies ......... 16,523,228 — — 16,523,228
Preferred Stocks ........................ 5,688,690 — — 5,688,690
Warrants .............................. 745,783 — — 745,783
Private Limited Partnership Funds ............ 20,940,662 — — 20,940,662
Short Term Investments ................... 26,808,653 58,300,000 — 85,108,653
Total Investments in Securities ........... $545,468,918 $636,880,479 $615,410 $1,182,964,807
Selected Portfolio
ETF
Exchange-Traded Fund
FHLB
Federal Home Loan Banks
7. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.